Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Income from continuing operations before income tax

Years ended December 31	2011	2010	2009

Income from continuing operations before income taxes:
U.S.	$301	$21	$215
International	1,083	1,038	734

Total	$1,384	$1,059	$949

Income taxes (benefit):
Current:
U.S. federal	$(17)	$16	$32
U.S. state and local	35	10	23
International	217	202	150

Total current	235	228	205

Deferred:
U.S. federal	109	47	49
U.S. state and local	14	13	5
International	20	12	9

Total deferred	143	72	63

Total income tax expense	$378	$300	$268

Reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the Consolidated Financial Statements

Years ended December 31	2011	2010	2009

Statutory tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.3	1.1	2.0
Taxes on international operations	(11.5)	(12.5)	(12.0)
Nondeductible expenses	3.5	3.9	3.4
Adjustments to prior year tax requirements	(1.1)	0.5	0.1
Deferred tax adjustments, including
statutory rate changes	(0.8)	0.2	0.1
Other — net	(0.1)	0.2	(0.4)

Effective tax rate	27.3	28.4	28.2

Components of Aon's deferred tax assets and liabilities

As of December 31	2011	2010

Deferred tax assets:
Employee benefit plans	$940	$929
Net operating loss and tax credit carryforwards	484	430
Other accrued expenses	154	161
Investment basis differences	17	17
Other	100	66

Total	1,695	1,603
Valuation allowance on deferred tax assets	(219)	(257)

Total	$1,476	$1,346

Deferred tax liabilities:
Intangibles	$(1,333)	$(1,420)
Deferred revenue	(83)	(49)
Other accrued expenses	(121)	(41)
Unrealized investment gains	(21)	(5)
Unrealized foreign exchange gains	(23)	(23)
Other	(40)	(75)

Total	$(1,621)	$(1,613)

Net deferred tax liability	$(145)	$(267)

Deferred income taxes (assets and liabilities netted by jurisdiction) as classified in the Consolidated Statements of Financial Position

As of December 31,	2011	2010

Deferred tax assets — current	$19	$121
Deferred tax assets — non-current	258	305
Deferred tax liabilities — current	(121)	(30)
Deferred tax liabilities — non-current	(301)	(663)

Net deferred tax liability	$(145)	$(267)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2011	2010

Balance at January 1	$100	$77
Additions based on tax positions related to the current year	8	7
Additions for tax positions of prior years	5	4
Reductions for tax positions of prior years	(16)	(7)
Settlements	(15)	(1)
Lapse of statute of limitations	(4)	(5)
Acquisitions	40	26
Foreign currency translation	—	(1)

Balance at December 31	$118	$100